Acquisition of Barkerville Gold Mines Ltd (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Number of share issued		13,560,832
Acquisition of Barkerville		$ 162,476
NSR royalty held on the Cariboo project prior to the acquisition of Barkerville	$ 0	56,070
Share capital [Member]
Disclosure of detailed information about business combination [line items]
Acquisition of Barkerville		$ 160,564
Barkerville [Member]
Disclosure of detailed information about business combination [line items]
Number of shares received by shareholders of acquired company per share of the company		$ 0.0357
Acquisition of Barkerville, replacement share options		$ 1,900
Number of share issued		13,560,832
Number of replacement share options issued		1,005,478
Number of warrants of Barkerville already held by Osisko and cancelled		10,000,000
Estimated common share warrants cancelled		$ 589
Osisko's transaction costs		1,513
Cash and cash equivalents acquired		$ 8,312
Number of common shares of Barkerville held		183,625,585
Net book value of shares in investment held		$ 101,400
Fair value of shares in investment held		77,100
Investment consideration transaction loss		$ 24,300
Net smelter return		4.00%
NSR royalty held on the Cariboo project prior to the acquisition of Barkerville		$ 56,100
Total purchase price		241,701
Barkerville [Member] | Share capital [Member]
Disclosure of detailed information about business combination [line items]
Acquisition of Barkerville		$ 160,600